Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 1,425,589	$ 1,724,293	$ 2,095,853	$ 1,769,440	$ 3,668,926
Cost of sales	346,356	508,861	514,088	526,470	969,045
Gross profit	1,079,233	1,215,432	1,581,765	1,242,970	2,699,881
Operating expenses:
Selling, general and administrative expenses	2,496,148	797,485	4,325,832	1,497,811	5,080,417	177,742
Marketing and e-commerce expenses	1,024,062	1,320,100	1,561,692	1,339,874	3,140,371
Total operating expenses	3,520,210	2,117,585	5,887,524	2,837,685	8,220,788	177,742
Operating loss	(2,440,977)	(902,153)	(4,305,759)	(1,594,715)	(5,520,907)	(177,742)
Other (income) expenses:
Interest expense	2,370		3,949			186,760
Interest income	(760)	(29,820)	(770)	(29,876)	(40,576)
Other (income) expenses, net	(499)		(2,715)		3,295
Total other (income) expenses	1,111	(29,820)	464	(29,876)	(37,281)	186,760
Net loss from continuing operations	(2,442,088)	(872,333)	(4,306,223)	(1,564,839)	(5,483,626)	(364,502)
Net income (loss) from discontinued operations	(33,527)	(525,872)	1,893,771	(1,053,491)	(1,886,839)	(2,512,855)
Net loss	(2,475,615)	(1,398,205)	(2,412,452)	(2,618,330)	(7,370,465)	(2,877,357)
Less: net income (loss) attributable to noncontrolling interest	(3,963)	(60,687)	223,844	(122,756)	227,061	(294,411)
Net loss attributable to MGO stockholders	$ (2,471,652)	$ (1,337,518)	$ (2,636,296)	$ (2,495,574)	$ (7,143,404)	$ (2,582,946)
Diluted weighted average shares outstanding	1,829,646	1,424,154	1,678,946	1,392,873	1,426,613	1,054,242
Basic net loss per share to MGO stockholders on continuing operations	$ (1.33)	$ (0.61)	$ (2.56)	$ (1.12)	$ (5.01)
Diluted net loss per share to MGO stockholders on continuing operations	$ (1.33)	$ (0.61)	$ (2.56)	$ (1.12)	(5.01)	$ (2.45)
Basic net loss per share to MGO stockholders on discontinuing operations					(1.32)	(2.38)
Diluted net loss per share to MGO stockholders on discontinuing operations					$ (1.32)	$ (2.38)
Net income (loss) from discontinued operations	$ (33,527)	$ (525,872)	$ 1,893,771	$ (1,053,491)	$ (1,886,839)	$ (2,512,855)
Basic weighted average shares outstanding	1,829,646	1,424,154	1,678,946	1,392,873
Basic net loss per share to MGO stockholders on discontinued operations	$ (0.02)	$ (0.37)	$ 1.13	$ (0.76)
Diluted net loss per share to MGO stockholders on discontinued operations	$ (0.02)	$ (0.37)	$ 1.13	$ (0.76)